Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restatement of Previously Issued Financial Statements (Tables) [Line Items]
Schedule of balance sheet
Balance Sheet as of February 23, 2021 (as Revised in Footnote 2 of Form10-Q Filed on May 25, 2021)	As Reported	Adjustment	As Restated
Class A Common stock subject to possible redemption	$163,556,590	$8,943,410	$172,500,000
Class A Common stock, $0.0001 par value	$141	$(89)	$52
Additional paid-in capital	$5,120,086	$(5,120,086)	$—
Accumulated deficit	$(120,650)	$(3,823,235)	$(3,943,885)
Total stockholders’ equity (deficit)	$5,000,008	$(8,943,410)	$(3,943,402)
Balance Sheet as of March 31, 2021 (per Form10-Q Filed on May 25, 2021)	As Reported	Adjustment	As Restated
Class A Common stock subject to possible redemption	$163,088,200	$9,411,800	$172,500,000
Class A Common stock, $0.0001 par value	$146	$(94)	$52
Additional paid-in capital	$5,588,472	$(5,588,472)	$—
Accumulated deficit	$(589,048)	$(3,823,234)	$(4,412,282)
Total stockholders’ equity (deficit)	$5,000,001	$(9,411,800)	$(4,411,799)
Balance Sheet as of June 30, 2021 (per Form10-Q Filed on August 11, 2021)	As Reported	Adjustment	As Restated
Class A Common stock subject to possible redemption	$161,216,660	$11,283,340	$172,500,000
Class A Common stock, $0.0001 par value	$165	$(113)	$52
Additional paid-in capital	$7,410,925	$(7,410,925)	$—
Accumulated deficit	$(2,411,514)	$(3,872,302)	$(6,283,816)
Total stockholders’ equity (deficit)	$5,000,007	$(11,283,340)	$(6,283,333)

Schedule of statement of operations
Statement of Operations for the Three Months Ended March 31, 2021 (per Form10-Q Filed on May 25, 2021)	As Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, redeemable common stock	6,523,528	376,472	6,900,000
Basic and diluted loss per share, redeemable common stock	$0.00	$(0.05)	$(0.05)
Basic and diluted weighted average shares outstanding, non-redeemable common stock	4,896,972	(376,472)	4,520,500
Basic and diluted loss per share, non-redeemable common stock	$(0.12)	$0.07	$(0.05)
Statement of Operations for the Three Months Ended June 30, 2021 (per Form10-Q Filed on August 11, 2021)	As Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, redeemable common stock	16,121,666	1,128,334	17,250,000
Basic and diluted loss per share, redeemable common stock	$0.00	$(0.08)	$(0.08)
Basic and diluted weighted average shares outstanding, non-redeemable common stock	5,960,834	(1,128,334)	4,832,500
Basic and diluted loss per share, non-redeemable common stock	$(0.31)	$0.23	$(0.08)
Statement of Operations for the Six Months Ended June 30, 2021 (per Form10-Q Filed on August 11, 2021)	As Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, redeemable common stock	11,349,111	754,480	12,103,591
Basic and diluted loss per share, redeemable common stock	$0.00	$(0.14)	$(0.14)
Basic and diluted weighted average shares outstanding, non-redeemable common stock	5,431,842	(754,479)	4,677,363
Basic and diluted loss per share, non-redeemable common stock	$(0.44)	$0.30	$(0.14)

Schedule of statement of changes in stockholders’ equity
Statement of Changes in Stockholders’ Equity for the Three Months ended March 31, 2021 (per Form 10-Q Filed on May 25, 2021)	As Reported	Adjustment	As Restated
Sale of 17,250,000 Units on February 23, 2021 through IPO	$167,382,500	$(167,382,500)	$—
Underwriting fee	$(3,450,000)	$3,450,000	$—
Offering costs charged to stockholders’ equity	$(436,189)	$436,189	$—
Reclassification of offering costs related to warrants	$115,404	$(115,404)	$—
Change in Class A common stock subject to redemption	$(163,088,200)	$163,088,200	$—
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital	$—	$(5,065,051)	$(5,065,051)
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against accumulated deficit	$—	$(3,800,647)	$(3,800,647)
Statement of Changes in Stockholders’ Equity for the Three Months Ended June 30, 2021 (per Form 10-Q Filed on August 11, 2021)	As Reported	Adjustment	As Restated
Offering costs charged to stockholders’ equity	$(49,068)	$49,068	$—
Change in Class A common stock subject to redemption	$1,871,540	$(1,871,540)	$—
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against accumulated deficit	$—	$(49,068)	$(49,068)
Statement of Changes in Stockholders’ Equity for the Six Months Ended June 30, 2021 (per Form 10-Q Filed on August 11, 2021)	As Reported	Adjustment	As Restated
Sale of 17,250,000 Units on February 23, 2021 through IPO	$167,382,500	$(167,382,500)	$—
Underwriting fee	$(3,450,000)	$3,450,000	$—
Offering costs charged to stockholders’ equity	$(485,257)	$485,257	$—
Reclassification of offering costs related to warrants	$115,404	$(115,404)	$—
Initial value of Class A common stock subject to redemption	(163,556,590)	163,556,590	—
Change in Class A common stock subject to redemption	$2,339,930	$(2,339,930)	$—
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital	$—	$(5,065,051)	$(5,065,051)
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against accumulated deficit	$—	$(3,872,302)	$(3,872,302)

Schedule of statement of cash flow
Statement of Cash Flows for the Three Months Ended March 31, 2021 (per Form 10-Q Filed on May 25, 2021)	As Reported	Adjustment	As Restated
Initial value of Class A ordinary shares subject to possible redemption	$163,556,590	$8,943,410	$172,500,000
Change in value of Class A ordinary shares subject to possible redemption	$(468,390)	$468,390	$—
Statement of Cash Flows for the Six Months Ended June 30, 2021 (per Form 10-Q Filed on August 11, 2021)	As Reported	Adjustment	As Restated
Initial value of Class A ordinary shares subject to possible redemption	$163,556,590	$8,943,410	$172,500,000
Change in value of Class A ordinary shares subject to possible redemption	$(2,339,930)	$2,339,930	$—

FaZe Clan Inc. [Member]
Restatement of Previously Issued Financial Statements (Tables) [Line Items]
Schedule of statement of cash flow
	(in thousands)
	As Previously Report	Restatement Adjustments	As Restated
Statement of Cash Flows for the year ended December 31, 2019
Net cash used in operating activities	$(20,928)	$2,825	$(18,103)
Net cash provided by financing activities	32,647	(2,825)	29,822
Net change in cash	10,511	—	10,511

Supplemental Disclosure for Non-cash Investing and Financing Activities for the year ended December 31, 2019
Issuance of convertible debt prior to receipt of cash	$—	$2,825	$2,825

Statement of Cash Flows for the year ended December 31, 2020
Net cash used in operating activities	$(14,031)	$(2,825)	$(16,856)
Net cash provided by financing activities	7,254	2,825	10,079
Net change in cash	(7,568)	—	(7,568)